TAXES (Tables)	12 Months Ended
Mar. 31, 2025
TAXES
Schedule of components of income tax provision

	For the years ended March 31,
	2025	2024	2023
Current tax provision:
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	741,705	516,611	992,679
	741,705	516,611	992,679
Deferred tax provision:
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	(64,284)	21,160	42,568
	(64,284)	21,160	42,568
Income tax provision	$677,421	$537,771	$1,035,247

Schedule of income tax rate reconciliation

	For the years ended March 31,
	2025	2024	2023
Statutory income tax rate	28.7%	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(8.3)%	(8.1)%	(6.9)%
Effect of adjustment of prior year overpaid income tax	(4.8)%	(6.2)%	0.0%
Effect of non-deductible expense	0.1%	0.5%	0.0%
Effect of credit loss	0.7%	(0.4)%	0.0%
Research and development tax credit	(1.1)%	(0.9)%	(0.6)%
Change in valuation allowance	(0.9)%	0.6%	(0.1)%
Effective income tax rate	14.4%	10.5%	17.4%

Schedule of company's deferred tax assets

	As of March 31,
	2025	2024
Deferred tax assets:
Net operating loss carry-forwards	$31,579	$—
Allowance for estimated credit loss	108,798	76,821
Total	140,377	76,821
Valuation allowance	—	—
Total deferred tax assets	$140,377	76,821

Schedule of taxes payable

	As of March 31,
	2025	2024
Income tax payable	$3,260,835	$2,565,551
Value added tax payable	9,441	8,956
Other taxes payable	4,605	5,469
Total taxes payable	$3,274,881	$2,579,976